Redeemable Owners' Investment (Details) - CNY (¥) ¥ in Thousands			6 Months Ended
	Jun. 24, 2016	Sep. 01, 2015	Jun. 30, 2022	Dec. 31, 2017	Dec. 31, 2016
Redeemable Owners' Investment (Details) [Line Items]
Voting rights, description			Holders of the Redeemable Owners’ Investment are entitled to veto right at the board of directors meeting or shareholders meeting for certain events, including: (1) merger, spin-off, dismissal, acquisition, liquidation which change the legal form of Shenzhen Meten; (2) material change of the principal activities of Shenzhen Meten; (3) provide external guarantee or loans with amounts over RMB5,000; and (4) initiate a litigation or arbitration with the potential claim of over RMB1,000.
Shenzhen Meten [Member]
Redeemable Owners' Investment (Details) [Line Items]
Ordinary shares (in Shares)			36,416,120
First Tranche Redeemable Owners’ Investment [Member]
Redeemable Owners' Investment (Details) [Line Items]
Total consideration amount (in Yuan Renminbi)		¥ 20,000
Annual interest, percentage			10.00%
First Tranche Redeemable Owners’ Investment [Member] | Shenzhen Meten [Member]
Redeemable Owners' Investment (Details) [Line Items]
Equity interest, percentage					1.81%
Second Tranche Redeemable Owners’ Investment [Member]
Redeemable Owners' Investment (Details) [Line Items]
Total consideration amount (in Yuan Renminbi)	¥ 170,000
Annual interest, percentage			10.00%
Second Tranche Redeemable Owners’ Investment [Member] | Shenzhen Meten [Member]
Redeemable Owners' Investment (Details) [Line Items]
Equity interest, percentage				9.62%